As filed with the Securities and Exchange Commission on January 6, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  October 31, 2010

Item 1. Reports to Stockholders.

Domestic	ActivePassive Large Cap Growth Fund
Bond	ActivePassive Large Cap Value Fund
Funds	ActivePassive Small/Mid Cap Fund

International	ActivePassive International Equity Fund
Funds	ActivePassive Global Bond Fund

Domestic	ActivePassive Intermediate Taxable Bond Fund
Equity	ActivePassive Intermediate Municipal Bond Fund
Funds

(each, a "Fund" together, the "Funds")

Each a series of
Advisors Series Trust

Annual Report
October 31, 2010

Message to Our Shareholders

U.S. stock markets continued to rebound over the last 12 months despite continued economic and political uncertainty. With the recession technically declared over and the Federal Reserve continuing to aggressively push a policy of monetary easing, investors continued to move money from the sidelines back into the markets. The biggest returns of the year occurred in September, which was also the best performing September for a number of indices since 1939, including the S&P 500 Index. It was somewhat surprising to see such a quick market rise despite uncertainty about many critical policy issues that were being pushed off until after a new Congress was elected on November 2nd.  One of the big questions looming for both investors and corporate America is whether Congress will either extend Bush-era tax cuts or allow them to expire at the end of the year. While there is some pressure to repeal the tax cuts to help reduce the federal deficit, there is broader concern that the economy is currently too fragile to support an increased tax burden on consumers and businesses. At this point, it appears the tax policy decision may not happen until 2011 but the consensus is that the tax cuts will be extended, at least temporarily.

Talk of a bond bubble has saturated the bond market. Investors, hungry for yield, have been moving money out of money market and savings accounts and into higher yielding bonds. According to the Investment Company Institute, over $87 billion flowed into bond funds in the third quarter of 2010 alone. These inflows, coupled with the Federal Reserve’s actions to keep borrowing rates low, have pushed yields to historically low levels, particularly government bonds. Most bond categories performed well during the quarter, though returns were more muted than in the stock market. While we believe the “bond bubble” talk is likely overstated, interest rates will eventually move higher, posing an increased risk to bond prices.

Acknowledging the fragile economy in the U.S., Federal Reserve Chairman Ben Bernanke made several strong statements in the Federal Reserve’s minutes released September 21st  about the “unusually uncertain” economy and that the “Fed is prepared to provide additional accommodation if needed”. This extremely strong statement by the Fed shows their commitment to help support the economy if necessary, and, more importantly, sends a message to the markets that the Fed will step in to support the markets if the economy takes a turn for the worse.

International markets benefited from a weak U.S. economy and, in turn, a weak dollar. After the sovereign-debt crisis in the second quarter dragged most European markets down, global markets rebounded and showed signs of renewed growth. Many emerging economies in Asia and Latin America produced the biggest gains as their economies are tightly linked to overall global growth. Globally, headwinds remain as debt concerns have re-emerged in Europe, particularly in Ireland and Portugal. Concerns have also risen about trade wars between countries like China and the U.S. and the damaging effect it can have on our economy.

Twelve month performance attribution for the ActivePassive Funds was as follows:

The ActivePassive Large Cap Growth Fund (for the 12-month period ending October 31, 2010) slightly underperformed its Russell 1000 Growth Index by 0.82% for the period 18.83% versus 19.65%.  Both the passive component (Vanguard Growth ETF) and the active component (Transamerica Investment Management, LLC) trailed the benchmark slightly.  Overweight in the lagging Financials sector caused the underperformance of the active component.

The ActivePassive Large Cap Value Fund (for the 12-month period ending October 31, 2010) underperformed its Russell 1000 Value Index by 2.74% for the period, 12.97% versus 15.71%. Both the passive component (Vanguard Value ETF) and the active component (C.S. McKee, L.P.) trailed the benchmark.  Weak performance of C.S. McKee’s financials holdings was mainly to blame for the underperformance of the active component.

The ActivePassive Small/Mid Cap Fund (for the 12-month period ending October 31, 2010) outperformed its Russell 2500 Growth Index by 1.28% for the period, 30.04% versus 28.76% and outperformed its Russell 2500 Index by 2.28% for the period, 30.04% versus 27.76%.  The passive component (iShares Small-Cap Growth ETF, iShares Small-Cap Value ETF, iShares Mid-Cap Growth ETF and iShares Mid-Cap Value ETF) trailed the benchmark while the active component (Eagle Asset Management) beat it by a wide margin.  Strong performance of its Technology and Consumer Discretionary holdings caused the significant outperformance of the active component.

The ActivePassive International Equity Fund (for the 12-month period ending October 31, 2010) outperformed the MSCI EAFE Index by 4.20%, 12.56% versus 8.36%.  The passive component trailed the benchmark while the active component (Invesco Advisers, Inc.) beat it by a wide margin.  Significant underweight in the struggling Financials sector caused the significant outperformance of the active component.

The ActivePassive Intermediate Taxable Bond Fund (for the 12-month period ending October 31, 2010) underperformed the Barclay’s Capital Aggregate Bond Index  by 1.51%, 6.50% versus 8.01%.  Both the passive component (Vanguard Total Bond Market ETF) and the active component (Sage Advisory Services) trailed the benchmark.  Little exposure to long-term bonds caused the underperformance of the active component.

The ActivePassive Intermediate Municipal Bond Fund (for the 12-month period ending October 31, 2010) slightly underperformed its Barclay’s Capital Municipal Bond Index  by 1.02% for the period, 6.76% versus 7.78%.  The passive component (iShares S&P National Municipal Bond Fund ETF and SPDR Nuveen Barclays Capital Municipal Bond ETF) trailed the benchmark while the active component (Gannett, Welsh & Kotler, LLC) matched the benchmark performance for the period.

The ActivePassive Global Bond Fund (for the 12-month period ending October 31, 2010) slightly outperformed the BofA Merrill Lynch Global Broad Market Index by 0.36%, 7.32% versus 6.96%.  The passive component (SPDR Barclays Capital International Treasury Bond ETF and Vanguard Total Bond Market ETF) trailed the benchmark while the active component (Loomis Sayles Global Bond and Oppenheimer International Bond) beat it.  Strong performance of its corporate bond holdings caused the outperformance of the active component.

During 2010, our allocations to active versus passive have been changing. In general, we have been increasing our active allocation within our Large Cap Growth Fund and Intermediate Municipal Bond Fund as we see increasing opportunities for active management in these categories based on current market inefficiencies. We have been increasing our passive allocation within the Large Cap Value Fund, International Equity Fund, Global Bond Fund and Intermediate Taxable Bond Fund due to increased efficiencies in these categories. Our allocation to active and passive has stayed the same in the Small/Mid Cap Fund.

As always, we appreciate your trust in us and remain committed to providing high quality investment strategies for the long term.

Sincerely,

Timothy J. Clift
Portfolio Manager, ActivePassive Funds

Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report. Current and future portfolio holdings are subject to risk.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Funds are non-diversified, meaning that they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore the fund is more exposed to individual stock volatility than a diversified fund. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities involve greater volatility and political, economic and currency risks and difference in accounting methods. These risks can be significantly greater for investments in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present greater risk of loss to principal and interest than higher-rated securities. Income from tax exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in mortgage-backed securities may involve additional risks, such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. The funds will bear their share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. Because the funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe.

The MSCI EAFE Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance of 21 developed markets outside North America. The Barclays Capital Aggregate Bond Index is a market-capitalization weighted index of investment- grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Barclays Capital Municipal Bond Index serves as a benchmark for long-term, investment-grade, tax-exempt municipal bond funds. The BofA Merrill Lynch Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. The BofA Merrill Lynch Broad Market Index tracks the performance of investment grade public debt issued in the major domestic and eurobonds market.  One cannot invest directly in an index.

The ActivePassive Funds are distributed by Quasar Distributors, LLC.

ActivePassive Large Cap Growth Fund

October 31, 2010

Comparison of the change in value of a $10,000 investment in the ActivePassive
Large Cap Growth Fund vs the Russell 1000® Growth Index

Total Return:
		Annualized	Annualized
		One Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2010	(12/31/07)
ActivePassive Large Cap Growth Fund (no load)	9.80%	18.83%	-4.62%
ActivePassive Large Cap Growth Fund (with load)	3.47%	12.03%	-6.60%
Russell 1000® Growth Index	9.35%	19.65%	-2.76%

Total Annual Fund Operating Expenses:  1.30%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices do not incur expenses and are not available for investment.

ActivePassive Large Cap Value Fund

October 31, 2010

Comparison of the change in value of a $10,000 investment in the ActivePassive
Large Cap Value Fund vs the Russell 1000® Value Index

Total Return:
		Annualized	Annualized
		One Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2010	(12/31/07)
ActivePassive Large Cap Value Fund (no load)	6.17%	12.97%	-7.63%
ActivePassive Large Cap Value Fund (with load)	0.09%	6.45%	-9.55%
Russell 1000® Value Index	7.63%	15.71%	-7.02%

Total Annual Fund Operating Expenses:  1.20%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Indices do not incur expenses and are not available for investment.

ActivePassive Small/Mid Cap Fund

October 31, 2010

Comparison of the change in value of a $10,000 investment in the ActivePassive
Small/Mid Cap Fund vs the Russell 2500® Growth Index and the Russell 2500® Index

Total Return:
		Annualized	Annualized
		One Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2010	(12/31/07)
ActivePassive Small/Mid Cap Fund (no load)	15.89%	30.04%	-6.89%
ActivePassive Small/Mid Cap Fund (with load)	9.28%	22.62%	-8.83%
Russell 2500® Growth Index	15.26%	28.76%	-1.61%
Russell 2500® Index	14.55%	27.76%	-0.96%

Total Annual Fund Operating Expenses:  1.50%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Fund is discontinuing use of the Russell 2500® Growth Index as the primary index and replacing it with the Russell 2500® Index.  FundQuest, Inc. (the “Advisor”) believes that the Russell 2500® Index provides a more appropriate comparative benchmark than the Russell 2500® Growth Index considering the Fund’s investments.

The Russell 2500® Index measures the performance of the small to mid-cap segment of the U.S. equity universe.

Indices do not incur expenses and are not available for investment.

ActivePassive International Equity Fund

October 31, 2010

Comparison of the change in value of a $10,000 investment in the ActivePassive
International Equity Fund vs the MSCI EAFE Index

Total Return:
		Annualized	Annualized
		One Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2010	(12/31/07)
ActivePassive International Equity Fund (no load)	6.61%	12.56%	-6.43%
ActivePassive International Equity Fund (with load)	0.50%	6.11%	-8.37%
MSCI EAFE Index	4.72%	8.36%	-8.33%

Total Annual Fund Operating Expenses:  1.30%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding U.S. & Canada.

Indices do not incur expenses and are not available for investment.

ActivePassive Global Bond Fund

October 31, 2010

Comparison of the change in value of a $10,000 investment in the ActivePassive Global
Bond Fund vs the BofA Merrill Lynch Global Broad Market Index

Total Return:
		Annualized	Annualized
		One Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2010	(12/31/07)
ActivePassive Global Bond Fund (no load)	8.40%	7.32%	6.70%
ActivePassive Global Bond Fund (with load)	2.14%	1.15%	4.48%
BofA Merrill Lynch Global Broad Market Index	8.39%	6.96%	7.06%

Total Annual Fund Operating Expenses:  1.20%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date. Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch Global Broad Market Index tracks the performance of investment grade public debt issued in the major domestic and eurobonds market.

Indices do not incur expenses and are not available for investment.

ActivePassive Intermediate Taxable Bond Fund

October 31, 2010

Comparison of the change in value of a $10,000 investment in the ActivePassive
Intermediate Taxable Bond Fund vs the Barclays Capital U.S. Aggregate Bond Index

Total Return:
		Annualized	Annualized
		1 Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2010	(12/31/07)
ActivePassive Intermediate Taxable Bond Fund (no load)	6.77%	6.50%	5.15%
ActivePassive Intermediate Taxable Bond Fund (with load)	0.62%	0.40%	2.96%
Barclays Capital U.S. Aggregate Bond Index	8.33%	8.01%	6.88%
Total Annual Fund Operating Expenses:  1.00%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment grade, fixed rate, taxable bond market of SEC-registered securities.  The index includes bonds from Treasury, Government-Related, Corporate, MBS, ABS, and CMBS sectors.

Indices do not incur expenses and are not available for investment.

ActivePassive Intermediate Municipal Bond Fund

October 31, 2010

Comparison of the change in value of a $10,000 investment in the ActivePassive
Intermediate Municipal Bond Fund vs the Barclays Capital Municipal Bond Index

Total Return:
		Annualized	Annualized
		One Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2010	(12/31/07)
ActivePassive Intermediate Municipal Bond Fund (no load)	5.81%	6.76%	4.44%
ActivePassive Intermediate Municipal Bond Fund (with load)	-0.26%	0.69%	2.27%
Barclays Capital Municipal Bond Index	6.53%	7.78%	5.79%

Total Annual Fund Operating Expenses:  1.00%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital Municipal Bond Index cover the USD-denominated long term tax exempt bond market.  The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

Indices do not incur expenses and are not available for investment.

ActivePassive Funds
EXPENSE EXAMPLE
October 31, 2010 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2010 to October 31, 2010.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the fund invests in addition to the expenses of the fund.  The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the

ActivePassive Funds
EXPENSE EXAMPLE (Continued)
October 31, 2010 (Unaudited)

heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	05/01/10	10/31/10	05/01/10 – 10/31/10
Actual – Class A(1)
Large Cap Growth Fund	$1,000.00	$1,022.60	$6.63
Large Cap Value Fund	$1,000.00	$990.70	$6.02
Small/Mid Cap Fund	$1,000.00	$1,033.80	$7.69
International Equity Fund	$1,000.00	$1,073.60	$6.79
Global Bond Fund	$1,000.00	$1,077.30	$6.28
Intermediate Taxable
Bond Fund	$1,000.00	$1,048.00	$5.16
Intermediate Municipal
Bond Fund	$1,000.00	$1,037.20	$5.13

Hypothetical (5.0% return
before expenses) – Class A
Large Cap Growth Fund	$1,000.00	$1,018.65	$6.61
Large Cap Value Fund	$1,000.00	$1,019.16	$6.11
Small/Mid Cap Fund	$1,000.00	$1,017.64	$7.63
International Equity Fund	$1,000.00	$1,018.65	$6.61
Global Bond Fund	$1,000.00	$1,019.16	$6.11
Intermediate Taxable
Bond Fund	$1,000.00	$1,020.16	$5.09
Intermediate Municipal
Bond Fund	$1,000.00	$1,020.16	$5.09

(1)
Expenses are equal to the Class A fund shares’ annualized expense ratios of 1.30% for Large Cap Growth Fund, 1.20% for Large Cap Value Fund, 1.50% for Small/Mid Cap Fund, 1.30% for International Equity Fund, 1.20% for Global Bond Fund, 1.00% for Intermediate Taxable Bond Fund, 1.00% for Intermediate Municipal Bond Fund multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Funds’ ending account value is based on its actual total return of 2.26% for Large Cap Growth Fund, (0.93%) for Large Cap Value Fund, 3.38% for Small/Mid Cap Fund, 7.36% for International Equity Fund, 7.73% for Global Bond Fund, 4.80% for Intermediate Taxable Bond Fund, 3.72% for Intermediate Municipal Bond Fund for the six month period of operations from May 1, 2010 to October 31, 2010.

ActivePassive Funds
PORTFOLIO ALLOCATIONS
October 31, 2010

ActivePassive Large Cap Growth Fund

TOP TEN HOLDINGS	% net assets
Vanguard Growth ETF	52.24%
Apple Inc.	2.56%
priceline.com Inc.	2.50%
Amazon.com, Inc.	2.33%
Expeditors International
of Washington, Inc.	2.02%
BorgWarner, Inc.	1.86%
Wells Fargo & Co.	1.84%
Johnson Controls, Inc.	1.81%
Union Pacific Corp.	1.81%
Intuit Inc.	1.79%

ActivePassive Large Cap Value Fund

TOP TEN HOLDINGS	% net assets
Vanguard Value ETF	55.34%
Apache Corp.	2.06%
General Electric Co.	1.86%
Chevron Corp.	1.61%
Marathon Oil Corp.	1.58%
JPMorgan Chase & Co.	1.55%
ConocoPhillips	1.55%
AT&T, Inc.	1.54%
The Procter & Gamble Co.	1.47%
Bank of America Corp.	1.44%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2010.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2010

ActivePassive Small/Mid Cap Fund

TOP TEN HOLDINGS	% net assets
iShares Russell 2000 Growth
Index Fund	18.93%
iShares Russell 2000 Value
Index Fund	16.34%
iShares Russell Midcap
Growth Index Fund	6.99%
iShares Russell Midcap
Value Index Fund	4.61%
Rovi Corp.	1.72%
Genesco Inc.	1.61%
Lufkin Industries, Inc.	1.53%
TIBCO Software Inc.	1.37%
Huntsman Corp.	1.30%
Informatica Corp.	1.27%

ActivePassive International Equity Fund

TOP TEN HOLDINGS	% net assets
Fidelity Spartan
International Index Fund	53.08%
NIDEC Corp.	1.02%
Roche Holding AG	0.99%
Teva Pharmaceutical
Industries Ltd.	0.99%
Nestle SA	0.94%
America Movil SAB de C.V.	0.93%
Imperial Tobacco Group PLC	0.92%
Shire PLC	0.88%
Hyundai Mobis	0.87%
BHP Billiton Ltd.	0.87%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2010.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2010

ActivePassive Global Bond Fund

TOP HOLDINGS	% net assets
Loomis Sayles Global
Bond Fund	43.14%
SPDR Barclays Capital
International Treasury
Bond ETF	20.83%
Vanguard Total Bond
Market ETF	20.80%
Oppenheimer International
Bond Fund	14.35%

ActivePassive Intermediate Taxable Bond Fund

TOP TEN HOLDINGS	% net assets
Vanguard Total Bond
Market ETF	56.09%
U.S. Treasury Note,
1.00%, 07/15/2013	3.64%
U.S. Treasury Note,
2.75%, 02/15/2019	3.47%
FNMA, 1.50%, 06/26/2013	3.04%
U.S. Treasury Note,
3.00%, 08/31/2016	2.76%
U.S. Treasury Note,
1.875%, 06/30/2015	1.89%
U.S. Treasury Note,
1.00%, 12/31/2011	1.80%
FNMA, 2.375%,
07/28/2015	1.49%
U.S. Treasury Note,
2.75%, 02/28/2013	1.14%
FHLB, 5.00%, 11/17/2017	1.09%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2010.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2010

ActivePassive Intermediate Municipal Bond Fund

TOP TEN HOLDINGS	% net assets
SPDR Barclays Capital
Municipal Bond ETF	20.56%
iShares S&P National
Municipal Bond Fund	20.49%
Massachusetts Bay
Transportation Authority,
5.00%, 07/01/2024	3.47%
City of New York General
Obligation, 5.00%,
08/01/2022	3.33%
State of Oregon Department
of Administrative Services,
5.00%, 04/01/2019	3.06%
State of Ohio General
Obligation, 5.00%,
08/01/2017	3.05%
State of California Various
Purpose, 5.00%, 03/01/2026	2.29%
State of Connecticut
Health & Education
Facilities Authority,
5.50%, 11/01/2016	2.23%
San Francisco Bay Area
Toll Authority, 5.00%,
04/01/2021	2.03%
Oklahoma Water
Resources Board,
5.00%, 04/01/2022	1.70%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2010.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 46.40%
Accommodation & Food Services – 3.24%
Marriott International Inc.	11,660	$432,003
Yum! Brands, Inc.	8,231	407,928
		839,931
Arts, Entertainment & Recreation – 1.48%
The Walt Disney Co.	10,593	382,513
Educational Services – 0.34%
Strayer Education, Inc.	630	88,093
Finance & Insurance – 6.34%
The Charles Schwab Corp.	21,016	323,646
SunTrust Banks, Inc.	16,433	411,154
T. Rowe Price Group, Inc.	7,837	433,151
Wells Fargo & Co.	18,256	476,116
		1,644,067
Information – 2.86%
Google Inc. (a)	451	276,458
Intuit Inc. (a)	9,673	464,304
		740,762
Manufacturing – 18.46%
Apple Inc. (a)	2,208	664,321
ARM Holdings PLC – ADR (b)	6,035	106,699
BorgWarner, Inc. (a)	8,606	482,883
Caterpillar Inc.	1,725	135,585
Cisco Systems Inc. (a)	18,126	413,817
Ecolab Inc.	6,519	321,517
Emerson Electric Co.	8,318	456,658
Illumina, Inc. (a)	5,028	273,071
Intuitive Surgical, Inc. (a)	1,478	388,640
Johnson Controls, Inc.	13,387	470,151
PACCAR Inc.	2,706	138,710

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 46.40% (Continued)
Manufacturing – 18.46% (Continued)
Praxair, Inc.	1,120	$102,301
QUALCOMM Inc.	10,197	460,191
Teva Pharmaceutical Industries Ltd. – ADR (b)	7,118	369,424
		4,783,968
Mining – 3.01%
EOG Resources, Inc.	4,150	397,238
Vale SA – ADR (b)	11,947	383,977
		781,215
Professional, Scientific &
Technical Services – 3.64%
priceline.com, Inc. (a)	1,719	647,736
Salesforce.com, Inc. (a)	2,541	294,934
		942,670
Retail Trade – 2.33%
Amazon.com, Inc. (a)	3,664	605,073
Transportation & Warehousing – 4.70%
C.H. Robinson Worldwide, Inc.	3,215	226,593
Expeditors International of Washington, Inc.	10,582	522,328
Union Pacific Corp.	5,335	467,773
		1,216,694
TOTAL COMMON STOCKS
(Cost $9,863,165)		12,024,986
EXCHANGE-TRADED FUNDS – 52.24%
Vanguard Growth ETF	234,123	13,536,992
TOTAL EXCHANGE-TRADED FUNDS
(Cost $11,819,468)		13,536,992

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

		Fair
	Shares	Value
SHORT-TERM INVESTMENTS – 1.21%
Investment Companies – 1.21%
Fidelity Institutional Money Market
Portfolio – Select Class, 0.18% (c)	314,550	$314,550
TOTAL SHORT-TERM INVESTMENTS
(Cost $314,550)		314,550
Total Investments (Cost $21,997,183) – 99.85%		25,876,528
Other Assets in Excess of Liabilities – 0.15%		38,481
TOTAL NET ASSETS – 100.00%		$25,915,009

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 44.04%
Finance & Insurance – 6.73%
The Allstate Corp.	5,098	$155,438
Bank of America Corp.	26,444	302,519
Bank of New York Mellon Corp.	8,652	216,819
Humana Inc. (a)	4,620	269,300
JPMorgan Chase & Co.	8,646	325,349
Legg Mason, Inc.	4,569	141,776
		1,411,201
Health Care & Social Assistance – 1.29%
Laboratory Corp. of America Holdings (a)	1,999	162,559
Quest Diagnostics, Inc.	2,223	109,238
		271,797
Information – 3.59%
AT&T, Inc.	11,326	322,791
Microsoft Corp.	10,169	270,902
Time Warner Cable, Inc.	2,754	159,374
		753,067
Manufacturing – 19.11%
Altria Group, Inc.	11,373	289,102
Baxter International, Inc.	4,630	235,667
Chevron Corp.	4,078	336,884
ConocoPhillips	5,468	324,799
Dell Inc. (a)	9,665	138,983
Dover Corp.	4,849	257,482
Emerson Electric Co.	3,801	208,675
Fortune Brands, Inc.	2,925	158,096
General Electric Co.	24,365	390,327
Honeywell International, Inc.	4,082	192,303
Ingersoll-Rand Co., Ltd. (b)	3,035	119,306
Intel Corp.	14,499	290,995
NIKE, Inc.	2,394	194,967
Philip Morris International Inc.	2,338	136,773
The Procter & Gamble Co.	4,848	308,187
United Technologies Corp.	3,160	236,273

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 44.04% (Continued)
Manufacturing – 19.11% (Continued)
Watson Pharmaceuticals, Inc. (a)	4,108	$191,638
		4,010,457
Mining – 6.02%
Apache Corp.	4,289	433,275
Freeport-McMoRan Copper & Gold, Inc.	2,965	280,726
Marathon Oil Corp.	9,304	330,943
Transocean Ltd. (a)(b)	3,434	217,578
		1,262,522
Professional, Scientific &
Technical Services – 0.57%
Covance Inc. (a)	2,547	119,683
Retail Trade – 3.32%
AutoZone, Inc. (a)	855	203,174
Best Buy Co., Inc.	3,361	144,456
eBay Inc. (a)	5,658	168,665
Wal-Mart Stores, Inc.	3,346	181,253
		697,548
Utilities – 2.19%
NextEra Energy, Inc.	3,958	217,848
Public Service Enterprise Group, Inc.	7,467	241,557
		459,405
Wholesale Trade – 1.22%
AmerisourceBergen Corp.	7,797	255,898
TOTAL COMMON STOCKS
(Cost $8,121,922)		9,241,578
CLOSED-END FUNDS – 0.27%
John Hancock Bank and Thrift Opportunity Fund	3,788	56,896
TOTAL CLOSED-END FUNDS
(Cost $55,662)		56,896

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS – 55.34%
Vanguard Value ETF	232,105	$11,611,053
TOTAL EXCHANGE-TRADED FUNDS
(Cost $11,079,826)		11,611,053
SHORT-TERM INVESTMENTS – 0.15%
Investment Companies – 0.15%
Fidelity Institutional Money
Market Portfolio – Select Class, 0.18% (c)	30,866	30,866
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,866)		30,866
Total Investments (Cost $19,288,276) – 99.80%		20,940,393
Other Assets in Excess of Liabilities – 0.20%		42,384
TOTAL NET ASSETS – 100.00%		$20,982,777

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 51.49%
Accommodation & Food Services – 1.68%
BJ’s Restaurants Inc. (a)	7,171	$237,719
Buffalo Wild Wings Inc. (a)	1,265	59,493
Choice Hotels International, Inc.	1,497	56,931
Orient-Express Hotels Ltd. (a)(b)	400	5,064
		359,207
Administrative Support, Waste Management
& Remediation Services – 1.99%
The Geo Group Inc. (a)	9,185	235,595
Waste Connections, Inc.	4,680	190,663
		426,258
Arts, Entertainment & Recreation – 1.52%
Bally Technologies Inc. (a)	5,833	210,455
Pinnacle Entertainment, Inc. (a)	8,945	114,496
		324,951
Finance & Insurance – 2.77%
Cash America International, Inc.	6,307	222,196
Centene Corp. (a)	5,352	119,457
Duff & Phelps Corp.	5,075	70,746
MGIC Investment Corp. (a)	8,249	72,756
optionsXpress Holdings Inc. (a)	3,403	54,346
UMB Financial Corp.	1,465	54,293
		593,794
Health Care & Social Assistance – 0.32%
Genoptix, Inc. (a)	4,013	68,301
Information – 6.64%
ANSYS, Inc. (a)	4,461	201,860
Informatica Corp. (a)	6,693	272,338
Progress Software Corp. (a)	3,172	118,538
Rovi Corp. (a)	7,265	367,972
SuccessFactors, Inc. (a)	4,803	130,257

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 51.49% (Continued)
Information – 6.64% (Continued)
TIBCO Software Inc. (a)	15,235	$292,817
Vital Images, Inc. (a)	2,947	39,195
		1,422,977
Manufacturing – 23.23%
American Medical Systems Holdings, Inc. (a)	7,935	160,287
ArvinMeritor, Inc. (a)	9,993	165,684
BioMarin Pharmaceutical Inc. (a)	4,621	120,885
Bruker Corp. (a)	7,727	115,828
Coherent, Inc. (a)	4,367	183,239
Cutera, Inc. (a)	2,140	15,472
Dean Foods Co. (a)	14,336	149,094
DTS, Inc. (a)	5,734	228,213
EMS Technologies, Inc. (a)	7,545	134,603
Gentex Corp.	5,434	108,571
GrafTech International Ltd. (a)	13,836	227,879
Huntsman Corp.	20,098	278,357
Intrepid Potash, Inc. (a)	4,955	170,105
Lufkin Industries, Inc.	6,725	328,516
Netlogic Microsystems Inc. (a)	4,069	122,314
Northwest Pipe Co. (a)	4,283	80,606
OYO Geospace Corp. (a)	3,242	196,498
Regal-Beloit Corp.	2,755	158,991
Regeneron Pharmaceuticals, Inc. (a)	3,250	84,760
Rubicon Technology, Inc. (a)	3,986	92,156
Salix Pharmaceuticals, Ltd. (a)	1,579	59,734
Seattle Genetics, Inc. (a)	4,190	68,674
Shuffle Master, Inc. (a)	19,929	187,532
Sirona Dental Systems, Inc. (a)	3,265	122,927
Steven Madden, Ltd. (a)	3,238	136,967
Teradyne, Inc. (a)	7,769	87,324
Texas Industries, Inc.	3,211	109,720
Thoratec Corp. (a)	5,845	190,781
Titanium Metals Corp. (a)	5,327	104,729
Triumph Group, Inc.	1,707	142,688
Universal Electronics Inc. (a)	7,017	147,778

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 51.49% (Continued)
Manufacturing – 23.23% (Continued)
Varian Semiconductor Equipment Associates, Inc. (a)	4,345	$141,951
Veeco Instruments Inc. (a)	3,092	129,400
VeriFone Holdings, Inc. (a)	160	5,413
WABCO Holdings Inc. (a)	4,752	220,588
		4,978,264
Mining – 1.09%
Brigham Exploration Company (a)	3,812	80,395
Oasis Petroleum Inc. (a)	7,245	154,101
		234,496
Professional, Scientific &
Technical Services – 5.15%
Allscripts Healthcare Solutions, Inc. (a)	8,205	156,633
FTI Consulting, Inc. (a)	2,479	87,905
ICON PLC – ADR (a)(b)	5,120	99,072
MedAssets Inc. (a)	6,125	113,558
Monster Worldwide, Inc. (a)	4,045	73,053
NICE Systems Ltd. – ADR (a)(b)	2,584	86,538
Quality Systems, Inc.	1,703	109,435
Radiant Systems, Inc. (a)	6,143	119,850
Riverbed Technology, Inc. (a)	4,485	258,067
		1,104,111
Retail Trade – 4.15%
Chico’s FAS, Inc.	14,184	137,868
Genesco Inc. (a)	10,563	346,044
Sotheby’s	4,263	186,890
Vitamin Shoppe, Inc. (a)	7,897	219,616
		890,418
Transportation & Warehousing – 1.67%
Atlas Air Worldwide Holdings, Inc. (a)	1,962	102,534
JetBlue Airways Corp. (a)	16,457	114,870
Landstar System, Inc.	3,724	140,097
		357,501

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 51.49% (Continued)
Wholesale Trade – 1.28%
American Axle & Manufacturing Holdings, Inc. (a)	15,882	$146,432
Herbalife Ltd. (b)	2,016	128,742
		275,174
TOTAL COMMON STOCKS
(Cost $9,303,465)		11,035,452
EXCHANGE-TRADED FUNDS – 46.87%
iShares Russell 2000 Growth Index Fund	51,963	4,057,271
iShares Russell 2000 Value Index Fund	54,380	3,500,985
iShares Russell Midcap Growth Index Fund	28,926	1,497,788
iShares Russell Midcap Value Index Fund	23,568	988,206
TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,815,856)		10,044,250
TRUSTS – 0.62%
DuPont Fabros Technology Inc.	2,072	52,007
Redwood Trust, Inc.	5,748	81,507
TOTAL TRUSTS
(Cost $131,795)		133,514
SHORT-TERM INVESTMENTS – 0.78%
Investment Companies – 0.78%
Fidelity Institutional Money
Market Portfolio – Select Class, 0.18% (c)	166,571	166,571
TOTAL SHORT-TERM INVESTMENTS
(Cost $166,571)		166,571
Total Investments (Cost $17,417,687) – 99.76%		21,379,787
Other Assets in Excess of Liabilities – 0.24%		50,715
TOTAL NET ASSETS – 100.00%		$21,430,502

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 43.20%
Australia – 2.95%
BHP Billiton Ltd. (b)	4,683	$192,296
Cochlear Ltd. (b)	1,979	137,674
CSL Ltd. (b)	2,905	93,421
QBE Insurance Group Ltd. (b)	4,419	74,366
Woolworths Ltd. (b)	2,658	73,813
WorleyParsons Ltd. (b)	3,764	84,617
		656,187
Belgium – 0.85%
Anheuser-Busch InBev NV (b)	3,025	189,607

Bermuda – 0.52%
Li & Fung Ltd. (b)	12,000	63,396
VimpelCom Ltd. – ADR (a)(b)	3,352	51,386
		114,782
Brazil – 0.40%
Petroleo Brasileiro SA – ADR (b)	2,849	88,860
Canada – 2.44%
Bombardier Inc. (b)	9,525	47,443
Canadian Natural Resources Ltd. (b)	2,277	82,895
Canadian National Railway Co. (b)	751	48,643
Cenovus Energy Inc. (b)	2,878	80,084
EnCana Corp. (b)	2,154	60,846
Fairfax Financial Holding Ltd. (b)	206	84,264
Suncor Energy, Inc. (b)	2,656	85,105
Talisman Energy Inc. (b)	2,842	51,523
		540,803
China – 0.74%
Industrial & Commercial Bank of China Ltd. (b)	204,000	164,225

Denmark – 0.81%
Novo Nordisk A/S (b)	1,704	179,365

France – 1.71%
Axa (b)	3,425	62,352
Danone SA (b)	1,595	100,951

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 43.20% (Continued)
France – 1.71% (Continued)
Eutelsat Communications (b)	1,768	$66,402
Cie Generale des Etablissements Michelin (b)	691	55,000
Total SA (b)	1,767	96,024
		380,729
Germany – 3.39%
Adidas AG (b)	2,097	136,796
Bayer AG (b)	1,826	136,272
Bayerische Motoren Werke AG (b)	2,319	166,254
Fresenius Medical Care AG & Co. (b)	1,634	104,091
Puma AG Rudolf Dassler Sport (b)	329	109,393
SAP AG (b)	1,925	100,391
		753,197
Hong Kong – 0.49%
Hutchison Whampoa Ltd. (b)	11,000	108,421

India – 0.67%
Infosys Technologies Ltd. – ADR (b)	2,217	149,514

Israel – 0.99%
Teva Pharmaceutical Industries Ltd. – ADR (b)	4,221	219,070

Italy – 0.66%
Finmeccanica SpA (b)	5,939	82,907
UniCredit SpA (b)	24,334	63,435
		146,342
Japan – 4.41%
CANON, Inc. (b)	2,000	92,457
DENSO Corp. (b)	2,600	80,937
FANUC Ltd. (b)	1,300	188,207
HOYA Corp. (b)	1,500	35,081
Keyence Corp. (b)	330	81,813
Komatsu Ltd. (b)	3,200	78,419
NIDEC Corp. (b)	2,300	227,513

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 43.20% (Continued)
Japan – 4.41% (Continued)
Toyota Motor Corp. (b)	2,400	$85,269
YAMADA DENKI Co., Ltd. (b)	1,690	109,839
		979,535
Jersey – 1.77%
Informa PLC (b)	14,871	103,893
Shire PLC (b)	8,250	194,458
WPP PLC (b)	8,189	95,264
		393,615
Mexico – 1.67%
America Movil SAB de C.V. – ADR (b)	3,592	205,678
Fomento Economico Mexicano,
S.A.B. de C.V. – ADR (b)	1,238	67,979
Grupo Televisa SA – ADR (b)	4,357	97,815
		371,472
Netherlands – 1.91%
Koninklijke Ahold NV (b)	8,066	111,477
Koninklijke KPN NV (b)	6,809	113,722
TNT NV (b)	3,903	103,756
Unilever NV (b)	3,248	96,311
		425,266
Philippines – 0.56%
Philippine Long Distance Telephone Co. (b)	2,000	124,500

Russia – 0.45%
Gazprom – ADR (a)(b)	4,589	100,270

Singapore – 1.28%
Keppel Corp. Ltd. (b)	20,000	154,215
United Overseas Bank Ltd. (b)	9,000	129,614
		283,829
South Korea – 1.22%
Hyundai Mobis (b)	773	192,348
NHN Corp. (a)(b)	442	78,364
		270,712

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 43.20% (Continued)
Sweden – 0.32%
Kinnevik Investment AB (b)	2,503	$51,674
Telefonaktiebolaget LM Ericsson (b)	1,804	19,762
		71,436
Switzerland – 3.39%
Julius Baer Group Ltd. (b)	2,171	91,645
Nestle SA (b)	3,830	209,783
Novartis AG (b)	2,175	126,095
Roche Holding AG (b)	1,498	219,970
Syngenta AG (b)	379	104,836
		752,329
Taiwan – 0.99%
Hon Hai Precision Industry Co., Ltd. (b)	23,520	89,098
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR (b)	11,954	130,418
		219,516
Turkey – 0.46%
Akbank TAS (b)	16,310	102,337
United Kingdom – 8.15%
BG Group PLC (b)	6,856	133,532
British American Tobacco PLC (b)	3,549	135,345
Centrica PLC (b)	28,165	149,923
Compass Group PLC (b)	19,259	157,848
Imperial Tobacco Group PLC (b)	6,412	205,384
International Power PLC (b)	25,837	172,763
Kingfisher PLC (b)	24,109	91,865
Next PLC (b)	2,894	105,961
Reckitt Benckiser Group PLC (b)	1,807	101,081
Reed Elsevier PLC (b)	12,460	106,815
Royal Dutch Shell PLC (b)	3,277	104,940
Smith & Nephew PLC (b)	4,481	39,419

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

		Fair
	Shares	Value
COMMON STOCKS – 43.20% (Continued)
United Kingdom – 8.15% (Continued)
Tesco PLC (b)	21,940	$150,062
Vodafone Group PLC (b)	57,024	155,197
		1,810,135
TOTAL COMMON STOCKS
(Cost $7,896,044)		9,596,054

CLOSED-END FUNDS – 0.31%
India Fund, Inc.	1,801	68,762
TOTAL CLOSED-END FUNDS (Cost $34,295)		68,762

OPEN-END FUNDS – 53.08%
Fidelity Spartan International Index Fund	336,299	11,790,628
TOTAL OPEN-END FUNDS (Cost $8,974,442)		11,790,628

PREFERRED STOCKS – 0.74%
Brazil – 0.74%
Banco Bradesco SA – ADR (b)	7,946	165,277
TOTAL PREFERRED STOCKS
(Cost $127,398)		165,277

SHORT-TERM INVESTMENTS – 2.31%
Investment Companies – 2.31%
Fidelity Institutional Money
Market Portfolio – Select Class, 0.18% (c)	513,902	513,902
TOTAL SHORT-TERM INVESTMENTS
(Cost $513,902)		513,902
Total Investments (Cost $17,546,081) – 99.64%		22,134,623
Other Assets in Excess of Liabilities – 0.36%		78,749
TOTAL NET ASSETS – 100.00%		$22,213,372

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
PORTFOLIO DIVERSIFICATION
October 31, 2010

	Fair	Percent of
	Value	Net Assets
Consumer Discretionary	$1,825,094	8.22%
Consumer Staples	1,441,794	6.49%
Energy	968,696	4.36%
Financials	823,912	3.71%
Health Care	1,313,562	5.91%
Industrials	1,039,524	4.68%
Information Technology	776,899	3.50%
Materials	433,404	1.95%
Telecommunication Services	650,483	2.93%
Utilities	322,686	1.45%
Total Foreign Common Stocks	9,596,054	43.20%
Total Closed-End Funds	68,762	0.31%
Total Open-End Funds	11,790,628	53.08%
Total Preferred Stocks	165,277	0.74%
Total Short-Term Investments	513,902	2.31%
Total Investments	22,134,623	99.64%
Other Assets in Excess of Liabilities	78,749	0.36%
Total Net Assets	$22,213,372	100.00%

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2010

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS – 41.63%
SPDR Barclays Capital International
Treasury Bond ETF	42,519	$2,603,864
Vanguard Total Bond Market ETF	31,446	2,600,584
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,825,198)		5,204,448

OPEN-END FUNDS – 57.49%
Loomis Sayles Global Bond Fund	314,115	5,393,357
Oppenheimer International Bond Fund	259,680	1,794,390
TOTAL OPEN-END FUNDS
(Cost $6,590,467)		7,187,747

SHORT-TERM INVESTMENTS – 0.65%
Investment Companies – 0.65%
Fidelity Institutional Money
Market Portfolio – Select Class, 0.18% (c)	81,521	81,521
TOTAL SHORT-TERM INVESTMENTS
(Cost $81,521)		81,521
Total Investments (Cost $11,497,186) – 99.77%		12,473,716
Other Assets in Excess of Liabilities – 0.23%		28,069
TOTAL NET ASSETS – 100.00%		$12,501,785

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Rate shown is the 7-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2010

	Principal	Fair
	Amount	Value
ASSET BACKED SECURITIES – 3.52%
Bank of America Auto Trust,
0.91%, 10/15/2012 (b)	$55,000	$55,156
Bank of America Credit Card Trust,
0.313%, 04/15/2016 (b)	100,000	99,176
Capital Auto Receivables Asset Trust.,
4.68%, 10/15/2012	57,762	58,915
Chase Issuance Trust, 0.326%, 07/15/2014 (b)	85,000	84,841
Chrysler Financial Auto Securitization,
2.82%, 01/15/2016	69,081	70,322
Daimler Chrysler Auto Trust, 4.71%, 09/10/2012	36,255	36,732
Household Automotive Trust, 5.33%, 11/17/2013	38,902	39,512
Hyundai Auto Receivables Trust, 2.03%, 08/15/2013	40,000	40,582
MBNA Master Credit Card Trust,
0.416%, 08/15/2014	40,000	39,941
Nissan Auto Lease Trust,
2.07%, 01/15/2015	50,000	50,482
2.92%, 12/15/2011	62,827	63,320
Nissan Auto Receivables Owner Trust,
0.87%, 07/15/2014 (b)	65,000	65,265
USAA Auto Owner Trust, 1.54%, 02/18/2014 (b)	65,000	65,581
World Omni Auto Receivables Trust,
2.21%, 05/15/2015	60,000	61,831
TOTAL ASSET BACKED SECURITIES
(Cost $827,278)		831,656

CORPORATE BONDS – 14.04%
Accommodation & Food Services – 0.20%
Starbucks Corp., 6.25%, 08/15/2017	40,000	46,292

Finance & Insurance – 5.51%
AMB Property LP, 7.50%, 06/30/2018	35,000	41,108
American International Group, Inc.,
5.85%, 01/16/2018	20,000	21,250
Bank of America Corp.,
5.75%, 08/15/2016	30,000	31,959
7.375%, 05/15/2014	55,000	62,400
7.625%, 06/01/2019	70,000	82,079

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 14.04% (Continued)
Finance & Insurance – 5.51% (Continued)
BB&T Corp.,
3.10%, 07/28/2011	$40,000	$40,724
3.95%, 04/29/2016	70,000	74,860
Caterpillar Financial Services Corp.,
4.85%, 12/07/2012	20,000	21,677
General Electric Capital Corp.,
5.40%, 02/15/2017	50,000	55,317
5.45%, 01/15/2013	70,000	76,250
5.625%, 09/15/2017	15,000	16,843
Goldman Sachs Group, Inc.,
5.375%, 03/15/2020	40,000	42,401
5.75%, 10/01/2016	45,000	50,406
HSBC Finance Corp., 5.00%, 06/30/2015	70,000	76,684
JP Morgan Chase & Co.,
3.70%, 01/20/2015	70,000	74,094
4.75%, 03/01/2015	25,000	27,915
MetLife, Inc.,
6.75%, 06/01/2016	25,000	29,996
6.817%, 08/15/2018	40,000	48,310
National Rural Utilities Cooperative
Finance Corp., 7.25%, 03/01/2012	20,000	21,710
PNC Financial Services Group, Inc.,
6.00%, 12/07/2017	35,000	39,508
Prudential Financial, Inc., 5.15%, 01/15/2013	55,000	59,169
The Charles Schwab Corp., 4.95%, 06/01/2014	55,000	61,437
UnitedHealth Group, Inc., 4.875%, 04/01/2013	45,000	48,590
Vornado Realty LP, 4.25%, 04/01/2015	45,000	46,704
Wachovia Corp., 5.75%, 06/15/2017	45,000	51,557
Wells Fargo & Co., 5.625%, 12/11/2017	85,000	96,229
		1,299,177
Information – 1.95%
AT&T, Inc.,
5.50%, 02/01/2018	65,000	75,788
5.625%, 06/15/2016	65,000	76,224
Comcast Corp., 5.70%, 07/01/2019	50,000	57,274

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 14.04% (Continued)
Information – 1.95% (Continued)
Verizon Communications, Inc., 5.50%, 02/15/2018	$85,000	$98,271
Vodafone Group Plc,
5.00%, 12/16/2013 (a)	50,000	55,187
5.625%, 02/27/2017 (a)	85,000	98,336
		461,080
Manufacturing – 2.04%
Coca Cola Enterprises, Inc.
5.00%, 08/15/2013	25,000	27,859
7.375%, 03/03/2014	25,000	30,112
Conagra Foods, Inc., 5.875%, 04/15/2014	40,000	45,618
ConocoPhillips, 5.625%, 10/15/2016 (a)	70,000	83,254
E.I. Du Pont De Nemours & Co.,
5.875%, 01/15/2014	17,000	19,496
General Mills Inc., 6.00%, 02/15/2012	55,000	58,671
H.J. Heinz Co., 6.625%, 07/15/2011	45,000	46,840
Kraft Foods Inc., 5.625%, 11/01/2011	75,000	78,479
Valero Energy Corp., 9.375%, 03/15/2019	35,000	44,925
Wyeth, 5.50%, 02/01/2014	40,000	45,532
		480,786
Mining – 1.66%
Barrick Gold Finance Co.,
4.875%, 11/15/2014 (a)	30,000	33,800
6.125%, 09/15/2013 (a)	50,000	57,117
BHP Billiton Ltd., 6.50%, 04/01/2019 (a)	40,000	49,678
Enterprise Products Operations LLC,
6.50%, 01/31/2019	40,000	47,376
Marathon Oil Corp., 6.50%, 02/15/2014	50,000	57,578
Occidental Petroleum Corp., 7.00%, 11/01/2013	40,000	47,142
Rio Tinto Financial USA Ltd, 8.95%, 05/01/2014 (a)	35,000	43,740
Shell International, 4.00%, 03/21/2014 (a)	50,000	54,528
		390,959
Professional, Scientific &
Technical Services – 0.27%
Electronic Data Systems Corp., 6.00%, 08/01/2013	55,000	62,495

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 14.04% (Continued)
Retail Trade – 0.65%
CVS Caremark Corp., 6.125%, 08/15/2016	$35,000	$41,506
Kroger Co.,
5.00%, 04/15/2013	15,000	16,363
7.50%, 01/15/2014	30,000	35,546
Safeway, Inc., 6.35%, 08/15/2017	50,000	58,756
		152,171
Transportation & Warehousing – 0.87%
Boardwalk Pipelines LLC, 5.50%, 02/01/2017	50,000	54,897
CSX Corp., 6.25%, 03/15/2018	45,000	53,388
Norfolk Southern Corp., 5.75%, 01/15/2016	40,000	46,731
Vale Overseas Ltd, 5.625%, 09/15/2019 (a)	45,000	50,551
		205,567
Utilities – 0.89%
Alabama Power Co., 4.85%, 12/15/2012	40,000	43,250
Columbus Southern Power Co., 5.50%, 03/01/2013	25,000	27,473
Dominion Resources Inc., 5.00%, 03/15/2013	45,000	49,168
Peco Energy Co., 4.75%, 10/01/2012	45,000	48,442
Sempra Energy, 6.50%, 06/01/2016	35,000	42,272
		210,605
TOTAL CORPORATE BONDS
(Cost $3,114,355)		3,309,132

	Shares
EXCHANGE-TRADED FUNDS – 56.09%
Vanguard Total Bond Market ETF	159,999	13,231,917
TOTAL EXCHANGE-TRADED FUNDS
(Cost $12,595,137)		13,231,917

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

	Principal	Fair
	Amount	Value
FOREIGN GOVERNMENT
AGENCY ISSUES – 0.19%
European Investment Bank,
4.25%, 07/15/2013 (a)	$40,000	$43,839
TOTAL FOREIGN GOVERNMENT
AGENCY ISSUES (Cost $41,928)		43,839

U.S. GOVERNMENT
AGENCY ISSUES – 7.55%
FAMCA, 6.71%, 07/28/2014	20,000	24,267
FHLB, 5.00%, 11/17/2017	215,000	257,170
FHLMC, 1.125%, 07/27/2012	200,000	202,722
FHLMC, Pool 1G0731, 5.419%, 02/01/2036 (b)	14,101	14,873
FNCL, 5.00%, 11/01/2033	35,000	37,204
FNMA, 1.50%, 06/26/2013	700,000	717,609
FNMA, 2.375%, 07/28/2015	335,000	351,383
FNMA, Pool 888763, 5.169%, 10/01/2037 (b)	40,529	42,954
FNMA, Pool 913253, 5.861%, 03/01/2037 (b)	64,178	68,193
FNMA, Pool 899717, 6.00%, 09/01/2037	43,160	46,941
GNMA, Pool 781468, 6.50%, 07/15/2032	7,117	8,074
GNMA, Pool 781159, 7.50%, 04/15/2030	5,383	6,261
GNMA, Pool 543435, 7.50%, 11/15/2030	421	490
GNMA, Pool 781187, 8.00%, 06/15/2030	1,626	1,954
TOTAL U.S. GOVERNMENT
AGENCY ISSUES (Cost $1,717,986)		1,780,095

U.S. TREASURY OBLIGATIONS – 16.47%
U.S. Treasury Inflation Index – 1.05%
1.25%, 07/15/2020	230,239	247,561
U.S. Treasury Note – 15.42%
1.00%, 12/31/2011	420,000	423,593
1.00%, 07/15/2013	845,000	857,672
1.75%, 11/15/2011	75,000	76,175
1.875%, 06/30/2015	430,000	445,655
2.75%, 02/28/2013	255,000	269,204
2.75%, 02/15/2019	790,000	818,329

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

	Principal	Fair
	Amount	Value
U.S. TREASURY OBLIGATIONS – 16.47%
(Continued)
U.S. Treasury Note – 15.42% (Continued)
3.00%, 08/31/2016	$600,000	$650,297
3.50%, 05/15/2020	90,000	97,081
		3,638,006
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,749,504)		3,885,567
	Shares
SHORT-TERM INVESTMENTS – 1.57%
Investment Companies – 1.57%
Fidelity Institutional Money
Market Portfolio – Select Class, 0.18% (c)	370,707	370,707
TOTAL SHORT-TERM INVESTMENTS
Cost $370,707)		370,707
Total Investments (Cost $22,416,895) – 99.43%		23,452,913
Other Assets in Excess of Liabilities – 0.57%		137,665
TOTAL NET ASSETS – 100.00%		$23,590,578

FOOTNOTES
Percentages are stated as a percent of net assets.
FAMCA  Federal Agricultural Mortgage Corp.
FHLB  Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corp.
FNCL  Fannie Mae
FNMA  Federal National Mortgage Assoc.
GNMA  Government National Mortgage Assoc.
(a)	Foreign Issued Security
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of October 31, 2010.
(c)	Rate shown is the 7-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2010

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 54.42%
Arizona – 1.11%
City of Phoenix Civic Improvement Corporation,
5.50%, 07/01/2018	$125,000	$151,479

California – 11.30%
California Health Facilities Financing Authority,
5.50%, 07/01/2025	200,000	210,312
The Regents of the University of California
Limited Project, 5.00%, 05/15/2021	150,000	167,765
San Francisco Bay Area Toll Authority,
5.00%, 04/01/2021	250,000	275,585
State of California Department of Water Resources,
5.00%, 05/01/2018	100,000	116,915
5.00%, 05/01/2021	150,000	172,089
State of California Economic Recovery,
5.00%, 07/01/2020	150,000	172,603
State of California Various Purpose,
5.00%, 03/01/2026 (b)	300,000	310,899
5.25%, 04/01/2022 (b)	100,000	109,974
		1,536,142
Colorado – 0.80%
Colorado Regional Transportation District,
5.00%, 12/01/2021	100,000	108,221

Connecticut – 2.23%
State of Connecticut Health & Education
Facilities Authority, 5.50%, 11/01/2016	250,000	303,925

Florida – 3.45%
Florida State Turnpike Authority,
5.00%, 07/01/2020	150,000	161,722
State of Florida Board of Education,
5.00%, 06/01/2022	125,000	138,120
State of Florida Department of Transportation,
5.25%, 07/01/2015	150,000	169,714
		469,556

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 54.42% (Continued)
Georgia – 1.08%
Metropolitan Atlanta Rapid Transit Authority,
5.00%, 07/01/2017	$125,000	$147,081

Illinois – 2.68%
State of Illinois, Build Illinois,
5.00%, 06/15/2022	200,000	218,718
University of Illinois, 5.50%, 04/01/2019	125,000	146,353
		365,071
Iowa – 0.65%
State of Iowa IJOBS Program, 5.00%, 06/01/2016	75,000	87,986

Massachusetts – 4.48%
Massachusetts Bay Transportation Authority,
5.00%, 07/01/2024	400,000	471,860
Massachusetts Water Pollution Abatement Trust,
5.00%, 08/01/2018	125,000	137,923
		609,783
Michigan – 2.86%
Michigan State Hospital Finance Authority,
5.00%, 11/15/2021	200,000	221,426
Michigan State Trunk Line Fund,
5.00%, 09/01/2019	150,000	167,094
		388,520
New Jersey – 1.26%
New Jersey Economic Development Authority,
5.00%, 03/01/2017	150,000	170,781

New York – 6.46%
City of New York General Obligation,
5.00%, 08/01/2022	400,000	452,892
New York City Transitional Finance Authority,
5.00%, 08/01/2020	125,000	142,699
New York State Thruway Authority,
5.00%, 04/01/2017	100,000	115,688
5.00%, 03/15/2021	150,000	167,204
		878,483

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 54.42% (Continued)
North Carolina – 1.48%
North Carolina Eastern Municipal Power Agency,
5.25%, 01/01/2020	$50,000	$56,820
State of North Carolina Capital Improvement,
5.00%, 05/01/2021	125,000	143,826
		200,646
Ohio – 3.05%
State of Ohio General Obligation,
5.00%, 08/01/2017	350,000	414,232

Oklahoma – 1.70%
Oklahoma Water Resources Board,
5.00%, 04/01/2022	200,000	231,792

Oregon – 3.06%
State of Oregon Department of
Administrative Services, 5.00%, 04/01/2019	350,000	415,996

Texas – 2.97%
City of Houston Texas Combined Utility System,
5.25%, 05/15/2017	100,000	119,002
Texas Transportation Commission State Highway,
5.00%, 04/01/2018	100,000	115,478
University of Texas System Board of Regents,
5.00%, 08/15/2022	150,000	168,702
		403,182
Utah – 1.20%
Intermountain Power Agency of Utah,
5.25%, 07/01/2020	150,000	163,711

Washington – 2.60%
Energy Northwest,
5.00%, 07/01/2016	125,000	147,541
5.50%, 07/01/2017	185,000	206,545
		354,086
TOTAL MUNICIPAL BONDS
(Cost $6,992,396)		7,400,673

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS – 41.05%
iShares S&P National Municipal Bond Fund	26,384	$2,786,150
SPDR Barclays Capital Municipal Bond ETF	119,666	2,795,398
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,279,753)		5,581,548

SHORT-TERM INVESTMENTS – 4.23%
Investment Companies – 4.23%
Fidelity Institutional Tax-Exempt
Portfolio – Institutional Class, 0.10% (a)	575,706	575,706
TOTAL SHORT-TERM INVESTMENTS
(Cost $575,706)		575,706
Total Investments (Cost $12,847,855) – 99.70%		13,557,927
Other Assets in Excess of Liabilities – 0.30%		40,861
TOTAL NET ASSETS – 100.00%		$13,598,788

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Rate shown is the 7-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2010

	Large Cap	Large Cap	Small/Mid
	Growth	Value	Cap
	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $21,997,183,
$19,288,276, $17,417,687, $17,546,081,
$11,497,186, $22,416,895, and
$12,847,855, respectively)	$25,876,528	$20,940,393	$21,379,787
Foreign currencies, at value (cost $0, $0, $0,
$16,189, $0, $0 and $0, respectively)	—	—	—
Cash	643	—	—
Dividends and interest receivable	6,285	12,463	759
Receivable for fund shares sold	113,677	113,615	84,889
Receivable for securities sold	—	—	104,510
Receivable from Advisor	—	—	—
Prepaid expenses and other assets	4,987	3,897	5,301
Total Assets	26,002,120	21,070,368	21,575,246
LIABILITIES:
Due to custodian	—	—	—
Payable for securities purchased	—	—	63,406
Payable for fund shares redeemed	38,812	44,924	35,616
Payable to Advisor	8,014	4,721	5,617
Distribution fees payable	5,736	4,703	4,426
Accrued administration expense	1,674	1,668	1,669
Accrued audit expense	16,602	16,602	16,602
Accrued custody expense	927	834	1,300
Accrued compliance fees	1,424	1,169	1,424
Accrued fund accounting expense	3,768	3,645	4,107
Accrued service fees	2,152	1,766	1,787
Accrued transfer agent expense	4,900	4,928	4,727
Other accrued expenses and other liabilities	3,102	2,631	4,063
Total Liabilities	87,111	87,591	144,744
NET ASSETS	$25,915,009	$20,982,777	$21,430,502

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2010

		Intermediate	Intermediate
International	Global Bond	Taxable	Municipal
Equity Fund	Fund	Bond Fund	Bond Fund

$22,134,623	$12,473,716	$23,452,913	$13,557,927

17,110	—	—	—
—	—	—	—
21,677	5,907	75,806	93,434
91,768	76,632	166,571	52,857
238,962	—	509	—
—	664	—	1,245
5,028	3,620	4,437	3,537
22,509,168	12,560,539	23,700,236	13,709,000

68,595	—	—	—
138,086	—	36,980	—
34,942	24,851	31,489	72,734
3,349	—	1,119	—
4,917	2,636	4,912	4,779
1,668	1,667	1,669	1,722
16,602	16,605	16,605	16,652
10,374	751	1,011	712
1,426	919	1,422	1,453
5,340	3,514	5,610	4,928
1,873	1,051	1,976	1,228
4,871	3,803	3,891	1,930
3,753	2,957	2,974	4,074
295,796	58,754	109,658	110,212
$22,213,372	$12,501,785	$23,590,578	$13,598,788

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2010

	Large Cap	Large Cap	Small/Mid
	Growth	Value	Cap
	Fund	Fund	Fund
NET ASSETS CONSIST OF:
Capital stock	$22,633,222	$19,554,707	$19,021,079
Accumulated net investment income	—	143,218	—
Accumulated net realized gain (loss) on investments	(597,558)	(367,265)	(1,552,677)
Unrealized net appreciation on:
Investments	3,879,345	1,652,117	3,962,100
Foreign currency related transactions	—	—	—
Total Net Assets	$25,915,009	$20,982,777	$21,430,502
NET ASSETS
Shares issued and outstanding
(Unlimited number of beneficial
interest authorized, $0.01 par value)	1,976,650	1,792,653	1,749,572
Net asset value, redemption price per share	$13.11	$11.70	$12.25
Maximum offering price per share
(net asset value divided by 94.25%)	$13.91	$12.41	$13.00

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2010

		Intermediate	Intermediate
International	Global Bond	Taxable	Municipal
Equity Fund	Fund	Bond Fund	Bond Fund

$21,619,643	$11,606,391	$22,407,444	$12,764,335
—	—	553	—
(3,996,843)	(81,136)	146,563	124,381

4,588,542	976,530	1,036,018	710,072
2,030	—	—	—
$22,213,372	$12,501,785	$23,590,578	$13,598,788

1,835,578	746,123	1,459,834	858,139
$12.10	$16.76	$16.16	$15.85

$12.84	$17.78	$17.15	$16.82

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2010

	Large Cap	Large Cap	Small/Mid
	Growth	Value	Cap
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income(1)	$215,943	$383,613	$99,521
Interest income	1,666	859	768
Total investment income	217,609	384,472	100,289
EXPENSES:
Investment advisory fees (Note 4)	143,913	120,991	102,028
Administration fees (Note 4)	26,594	24,936	26,604
Distribution fees (Note 5)	47,523	39,755	28,699
Service fees (See Note 6)	12,564	10,369	8,194
Fund accounting fees (Note 4)	28,666	23,687	30,427
Audit fees	15,340	15,340	15,340
Federal and state registration fees	17,530	17,584	17,039
Transfer agent fees and expenses (Note 4)	26,819	26,828	26,006
Chief Compliance Officer fees and expenses (Note 4)	8,317	5,996	8,317
Legal fees	2,500	2,400	4,125
Trustees’ fees and expenses	6,669	6,669	6,669
Custody fees (Note 4)	6,391	6,839	8,172
Other	14,540	12,667	13,481
Total expenses before reimbursement from advisor	357,366	314,061	295,101
Expense reimbursement from advisor (Note 4)	(107,918)	(120,475)	(103,798)
Net expenses	249,448	193,586	191,303
NET INVESTMENT INCOME (LOSS)	(31,839)	190,886	(91,014)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	$(281,252)	$(37,754)	$821,727
Foreign currency related transactions	—	—	—
Long term capital gain distributions from
regulated investment companies	—	—	—
Change in unrealized appreciation on:
Investments	3,226,080	1,407,905	3,043,484
Foreign currency related transactions	—	—	—
Net realized and unrealized gain	2,944,828	1,370,151	3,865,211
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,912,989	$1,561,037	$3,774,197

(1)	Net of foreign taxes withheld of $1,844, $0, $229, $20,357, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended October 31, 2010

		Intermediate	Intermediate
International	Global Bond	Taxable	Municipal
Equity Fund	Fund	Bond Fund	Bond Fund

$343,449	$262,326	$330,448	$268,411
1,372	208	209,309	256,146
344,821	262,534	539,757	524,557

138,075	69,232	108,452	87,871
26,604	24,951	26,629	26,682
36,234	21,392	41,374	29,107
9,591	5,854	11,436	7,589
38,628	22,415	40,164	35,419
15,340	15,342	15,342	15,390
17,312	16,959	18,006	17,187
26,893	20,054	21,267	10,753
8,321	5,846	8,317	8,446
4,501	2,250	3,401	7,106
6,669	6,669	6,669	6,669
84,002	13,156	5,723	4,048
14,551	9,896	12,918	13,490
426,721	234,016	319,698	269,757
(202,349)	(123,246)	(138,945)	(123,306)
224,372	110,770	180,753	146,451
120,449	151,764	359,004	378,106

$(155,776)	$(9,649)	$161,247	$139,837
(510)	—	—	—

23,364	6,994	—	8

2,422,456	712,493	724,490	443,553
1,487	—	—	—
2,291,021	709,838	885,737	583,398

$2,411,470	$861,602	$1,244,741	$961,504

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Year	Year	Year	Year
	ended	ended	ended	ended
	October 31,	October 31,	October 31,	October 31,
	2010	2009	2010	2009
OPERATIONS:
Net investment income (loss)	$(31,839)	$2,164	$190,886	$73,586
Net realized loss on investments
and foreign currency related transactions	(281,252)	(259,529)	(37,754)	(249,118)
Change in unrealized
appreciation (depreciation) on securities	3,226,080	1,410,248	1,407,905	1,047,846
Net increase (decrease) in net assets
resulting from operations	2,912,989	1,152,883	1,561,037	872,314

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(9,462)	—	(104,542)	(37,998)
Net realized gains	—	—	—	—
Total distributions	(9,462)	—	(104,542)	(37,998)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	18,365,495	7,895,472	15,302,199	6,801,232
Dividends reinvested	9,210	—	101,555	29,315
Cost of shares redeemed	(4,088,271)	(2,580,587)	(3,875,937)	(2,098,204)
Net increase in net assets derived
from capital share transactions	14,286,434	5,314,885	11,527,817	4,732,343

TOTAL INCREASE IN NET ASSETS	17,189,961	6,467,768	12,984,312	5,566,659

NET ASSETS:
Beginning of year	8,725,048	2,257,280	7,998,465	2,431,806
End of year	$25,915,009	$8,725,048	$20,982,777	$7,998,465
Accumulated net investment
income (loss), end of year	$—	$2,164	$143,218	$56,874

CHANGES IN SHARES OUTSTANDING:
Shares sold	1,526,277	801,737	1,367,584	723,357
Shares issued to holders as
reinvestment of dividends	763	—	9,140	3,166
Shares redeemed	(340,944)	(241,435)	(349,407)	(204,158)
Net increase in shares outstanding	1,186,096	560,302	1,027,317	522,365

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Fund
	Year	Year
	ended	ended
	October 31,	October 31,
	2010	2009
OPERATIONS:
Net investment income (loss)	$(91,014)	$(37,559)
Net realized gain (loss) on investments
and foreign currency related transactions	821,727	(2,193,365)
Change in unrealized appreciation (depreciation) on securities	3,043,484	2,868,625
Net increase in net assets resulting from operations	3,774,197	637,701

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	17,373,254	4,060,888
Dividends reinvested	—	—
Cost of shares redeemed	(7,160,487)	(1,300,631)
Net increase in net assets derived from capital share transactions	10,212,767	2,760,257

TOTAL INCREASE IN NET ASSETS	13,986,964	3,397,958

NET ASSETS:
Beginning of year	7,443,538	4,045,580
End of year	$21,430,502	$7,443,538
Accumulated net investment income (loss), end of year	$—	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	1,612,879	471,124
Shares issued to holders as reinvestment of dividends	—	—
Shares redeemed	(653,762)	(137,892)
Net increase in shares outstanding	959,117	333,232

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International
	Equity Fund		Global Bond Fund
	Year	Year	Year	Year
	ended	ended	ended	ended
	October 31,	October 31,	October 31,	October 31,
	2010	2009	2010	2009
OPERATIONS:
Net investment income	$120,449	$67,483	$151,764	$124,269
Net realized loss on investments
and foreign currency related transactions	(156,286)	(3,583,122)	(9,649)	(80,458)
Long term capital gain distribution from
regulated investment companies	23,364	—	6,994	1,977
Change in unrealized
appreciation (depreciation) on securities	2,423,943	6,061,609	712,493	816,314
Net increase in net assets
resulting from operations	2,411,470	2,545,970	861,602	862,102

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(164,062)	(117,032)	(152,983)	(125,881)
Net realized gains	—	—	—	—
Return of capital	—	—	—	(2,360)
Total distributions	(164,062)	(117,032)	(152,983)	(128,241)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	16,464,331	6,290,530	9,956,796	3,483,351
Dividends reinvested	145,354	85,227	145,986	98,961
Cost of shares redeemed	(10,187,261)	(2,181,186)	(4,112,279)	(1,123,209)
Redemption fee	93	172	313	—
Net increase in net assets derived
from capital share transactions	6,422,517	4,194,743	5,990,816	2,459,103

TOTAL INCREASE IN NET ASSETS	8,669,925	6,623,681	6,699,435	3,192,964

NET ASSETS:
Beginning of year	13,543,447	6,919,766	5,802,350	2,609,386
End of year	$22,213,372	$13,543,447	$12,501,785	$5,802,350
Accumulated net investment
income (loss), end of year	$—	$26,609	$—	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	1,487,629	666,767	631,757	236,015
Shares issued to holders as
reinvestment of dividends	12,829	9,740	9,228	6,818
Shares redeemed	(911,476)	(207,880)	(260,031)	(73,129)
Net increase in shares outstanding	588,982	468,627	380,954	169,704

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Intermediate Taxable		Intermediate
	Bond Fund		Municipal Bond Fund
	Year	Year	Year	Year
	ended	ended	ended	ended
	October 31,	October 31,	October 31,	October 31,
	2010	2009	2010	2009
OPERATIONS:
Net investment income	$359,004	$228,532	$378,106	$271,378
Net realized gain (loss) on investments
and foreign currency related transactions	161,247	11,284	139,837	(9,419)
Long term capital gain distribution from
regulated investment companies	—	—	8	—
Change in unrealized
appreciation (depreciation) on securities	724,490	601,533	443,553	685,370
Net increase in net assets
resulting from operations	1,244,741	841,349	961,504	947,329

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(366,484)	(229,786)	(380,858)	(272,854)
Net realized gains	—	—	(3,490)	(3,071)
Total distributions	(366,484)	(229,786)	(384,348)	(275,925)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	19,501,939	6,788,228	8,807,943	7,239,610
Dividends reinvested	350,467	179,611	336,103	213,279
Cost of shares redeemed	(8,525,726)	(2,113,688)	(9,185,948)	(2,389,450)
Net increase (decrease) in net assets
derived from capital share transactions	11,326,680	4,854,151	(41,902)	5,063,439

TOTAL INCREASE IN NET ASSETS	12,204,937	5,465,714	535,254	5,734,843

NET ASSETS:
Beginning of year	11,385,641	5,919,927	13,063,534	7,328,691
End of year	$23,590,578	$11,385,641	$13,598,788	$13,063,534
Accumulated net investment
income (loss), end of year	$553	$934	$—	$201

CHANGES IN SHARES OUTSTANDING:
Shares sold	1,247,579	447,117	569,449	480,782
Shares issued to holders as
reinvestment of dividends	22,235	11,857	21,578	14,297
Shares redeemed	(545,290)	(137,837)	(590,271)	(156,466)
Net increase in shares outstanding	724,524	321,137	756	338,613

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

			December 31,
	Year	Year	2007*
	Ended	Ended	through
	October 31,	October 31,	October 31,
	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$11.04	$9.80	$15.00

Income from investment operations:
Net investment loss(1)	(0.01)	—	(0.02)
Net realized and unrealized
gains (losses) on securities	2.09	1.24	(5.18)
Total from investment operations	2.08	1.24	(5.20)

Less distributions:
Dividends from net investment income	(0.01)	—	—
Dividends from net realized gains	—	—	—
Total distributions	(0.01)	—	—

Net asset value, end of period	$13.11	$11.04	$9.80

TOTAL RETURN	18.83%	12.65%	-34.67	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$25.9	$8.7	$2.3
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	1.86%	4.12%	9.39	%^
After advisory fee waiver(2)	1.30%	1.30%	1.47	%^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	-0.73%	-2.78%	-8.26	%^
After advisory fee waiver	-0.17%	0.04%	-0.34	%^
Portfolio turnover rate	20%	19%	10	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

			December 31,
	Year	Year	2007*
	Ended	Ended	through
	October 31,	October 31,	October 31,
	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$10.45	$10.01	$15.00

Income from investment operations:
Net investment income(1)	0.11	0.12	0.09
Net realized and unrealized
gains (losses) on securities	1.24	0.45	(5.08)
Total from investment operations	1.35	0.57	(4.99)

Less distributions:
Dividends from net investment income	(0.10)	(0.13)	—
Dividends from net realized gains	—	—	—
Total distributions	(0.10)	(0.13)	—

Net asset value, end of period	$11.70	$10.45	$10.01

TOTAL RETURN	12.97%	5.91%	-33.27	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$21.0	$8.0	$2.4
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	1.95%	4.07%	8.24	%^
After advisory fee waiver(2)	1.20%	1.20%	1.46	%^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	0.43%	-1.25%	-5.39	%^
After advisory fee waiver	1.18%	1.62%	1.39	%^
Portfolio turnover rate	9%	15%	23	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

			December 31,
	Year	Year	2007*
	Ended	Ended	through
	October 31,	October 31,	October 31,
	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$9.42	$8.85	$15.00

Income from investment operations:
Net investment loss(1)	(0.05)	(0.05)	(0.08)
Net realized and unrealized
gains (losses) on securities	2.88	0.62	(6.07)
Total from investment operations	2.83	0.57	(6.15)

Less distributions:
Dividends from net investment income	—	—	—
Dividends from net realized gains	—	—	—
Total distributions	—	—	—

Net asset value, end of period	$12.25	$9.42	$8.85

TOTAL RETURN	30.04%	6.44%	-41.00	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$21.4	$7.4	$4.0
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	2.31%	3.98%	4.88	%^
After advisory fee waiver(2)	1.50%	1.50%	1.59	%^
Ratio of net investment loss
to average net assets:
Before advisory fee waiver	-1.52%	-3.21%	-4.51	%^
After advisory fee waiver	-0.71%	-0.73%	-1.22	%^
Portfolio turnover rate	71%	88%	24	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

			December 31,
	Year	Year	2007*
	Ended	Ended	through
	October 31,	October 31,	October 31,
	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$10.86	$8.90	$15.00

Income from investment operations:
Net investment income(1)	0.09	0.06	0.13
Net realized and unrealized
gains (losses) on securities	1.27	2.04	(6.23)
Total from investment operations	1.36	2.10	(6.10)

Less distributions:
Dividends from net investment income	(0.12)	(0.14)	—
Dividends from net realized gains	—	—	—
Total distributions	(0.12)	(0.14)	—

Net asset value, end of period	$12.10	$10.86	$8.90

TOTAL RETURN	12.56%	24.01%	-40.67	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$22.2	$13.5	$6.9
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	2.47%	3.62%	3.92	%^
After advisory fee waiver(2)	1.30%	1.30%	1.57	%^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	-0.47%	-1.60%	-0.42	%^
After advisory fee waiver	0.70%	0.72%	1.93	%^
Portfolio turnover rate	16%	54%	19	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

			December 31,
	Year	Year	2007*
	Ended	Ended	through
	October 31,	October 31,	October 31,
	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$15.89	$13.35	$15.00

Income from investment operations:
Net investment income(1)	0.27	0.50	0.31
Net realized and unrealized
gains (losses) on securities	0.87	2.56	(1.66)
Total from investment operations	1.14	3.06	(1.35)

Less distributions:
Dividends from net investment income	(0.27)	(0.51)	(0.30)
Dividends from net realized gains	—	—	—
Return of capital	—	(0.01)	—
Total distributions	(0.27)	(0.52)	(0.30)

Net asset value, end of period	$16.76	$15.89	$13.35

TOTAL RETURN	7.32%	23.42%	-9.27	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$12.5	$5.8	$2.6
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	2.53%	4.72%	8.68	%^
After advisory fee waiver(2)	1.20%	1.20%	1.20	%^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	0.31%	-0.39%	-4.25	%^
After advisory fee waiver	1.64%	3.13%	3.23	%^
Portfolio turnover rate	2%	15%	0	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

			December 31,
	Year	Year	2007*
	Ended	Ended	through
	October 31,	October 31,	October 31,
	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$15.48	$14.29	$15.00

Income from investment operations:
Net investment income(1)	0.31	0.42	0.30
Net realized and unrealized
gains (losses) on securities	0.68	1.19	(0.71)
Total from investment operations	0.99	1.61	(0.41)

Less distributions:
Dividends from net investment income	(0.31)	(0.42)	(0.30)
Dividends from net realized gains	—	—	—
Total distributions	(0.31)	(0.42)	(0.30)

Net asset value, end of period	$16.16	$15.48	$14.29

TOTAL RETURN	6.50%	11.35%	-2.77	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$23.6	$11.4	$5.9
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	1.77%	2.69%	4.42	%^
After advisory fee waiver(2)	1.00%	1.00%	1.34	%^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	1.22%	1.03%	-0.19	%^
After advisory fee waiver	1.99%	2.72%	2.89	%^
Portfolio turnover rate	49%	40%	50	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

			December 31,
	Year	Year	2007*
	Ended	Ended	through
	October 31,	October 31,	October 31,
	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$15.24	$14.13	$15.00

Income from investment operations:
Net investment income(1)	0.41	0.41	0.21
Net realized and unrealized
gains (losses) on securities	0.61	1.12	(0.87)
Total from investment operations	1.02	1.53	(0.66)

Less distributions:
Dividends from net investment income	(0.41)	(0.41)	(0.21)
Dividends from net realized gains	—#	(0.01)	—
Total distributions	(0.41)	(0.42)	(0.21)

Net asset value, end of period	$15.85	$15.24	$14.13

TOTAL RETURN	6.76%	10.91%	-4.47	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$13.6	$13.1	$7.3
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	1.84%	2.30%	3.67	%^
After advisory fee waiver(2)	1.00%	1.00%	1.34	%^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	1.74%	1.43%	-0.30	%^
After advisory fee waiver	2.58%	2.73%	2.03	%^
Portfolio turnover rate	41%	28%	2	%+

*	Commencement of operations for shares was December 31, 2007.
#	Amount is less than ($0.01) per share.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2010

NOTE 1 – ORGANIZATION

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund, ActivePassive International Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund (each a “Fund” and collectively the “Funds”) are each non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The investment objective of the Funds, except for the ActivePassive Intermediate Taxable Bond Fund, the ActivePassive Intermediate Municipal Bond Fund and the ActivePassive Global Bond Fund, is long term capital appreciation.  The investment objective of the ActivePassive Intermediate Taxable Bond Fund, the ActivePassive Intermediate Municipal Bond Fund and the ActivePassive Global Bond Fund is income and capital appreciation.  The Funds are advised by FundQuest Incorporated.  The ActivePassive Large Cap Growth Fund is sub-advised by Transamerica Investment, LLC.  The ActivePassive Small/Mid Cap Fund (formerly, ActivePassive Small/Mid Cap Growth Fund) is sub-advised by Eagle Asset Management, Inc., however, prior to November 16, 2009, the ActivePassive Small/Mid Cap Fund was subadvised by Ashfield Capital Partners, LLC.  The ActivePassive International Equity Fund is sub-advised by Invesco AIM Advisors, Inc.  The ActivePassive Intermediate Taxable Bond Fund is sub-advised by Sage Advisory Services Ltd.  The ActivePassive Intermediate Municipal Bond Fund is sub-advised by Gannett, Welsh & Kotler, LLC.  The ActivePassive Small/Mid Cap Fund was formerly named the ActivePassive Small/Mid Cap Growth Fund.  This name change was effective August 20, 2010.  The Funds began operations on December 31, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations from an approved pricing service, and other factors as necessary to determine a fair value

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

under certain circumstances.  The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund and ActivePassive International Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make any additional payment of dividends or distributions if they deem it desirable at any other time during the year.  The ActivePassive Global Bond Fund, the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Intermediate Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annu-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

ally.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2010, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Large Cap Growth Fund	$39,137	$ —	$(39,137)
Large Cap Value Fund	—	—	—
Small/Mid Cap Fund	91,014	—	(91,014)
International Equity Fund	17,004	510	(17,514)
Global Bond Fund	1,219	—	(1,219)
Intermediate Taxable Bond Fund	7,099	(7,099)	—
Intermediate Municipal Bond Fund	2,551	(2,551)	—

The permanent differences primarily relate to paydown and Real Estate Investment Trust (REIT) adjustments with differing book and tax methods for accounting.

F.
Foreign Risk:  Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affect-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

ed favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs).  ADRs generally are U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States.  Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

G.
Accounting for Uncertainty in Income Taxes:  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2009, or expected to be taken in the Funds’ 2010 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona.

H.
Derivatives:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the year ended October 31, 2010, the Funds did not hold any derivative instruments.

I.
Redemption Fees: The International Equity Fund and the Global Bond Fund each charge a 1% redemption fee to shareholders who redeem shares held for 5 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

J.
REITs: The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

K.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SUMMARY OF FAIR VALUE EXPOSURE

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

The following is a summary of the inputs used to value the ActivePassive Large Cap Growth Fund’s net assets as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity Securities	$12,024,986	$—	$—	$12,024,986
Exchange-Traded Funds	13,536,992	—	—	13,536,992
Short-Term Investments	314,550	—	—	314,550
Total Investments in Securities	$25,876,528	$—	$—	$25,876,528

The following is a summary of the inputs used to value the ActivePassive Large Cap Value Fund’s net assets as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,241,578	$—	$—	$9,241,578
Closed-End Funds	56,896	—	—	56,896
Exchange-Traded Funds	11,611,053	—	—	11,611,053
Short-Term Investments	30,866	—	—	30,866
Total Investments in Securities	$20,940,393	$—	$—	$20,940,393

The following is a summary of the inputs used to value the ActivePassive Small/Mid Cap Fund’s net assets as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity Securities	$11,035,452	$—	$—	$11,035,452
Exchange-Traded Funds	10,044,250	—	—	10,044,250
Trusts	133,514	—	—	133,514
Short-Term Investments	166,571	—	—	166,571
Total Investments in Securities	$21,379,787	$—	$—	$21,379,787

The following is a summary of the inputs used to value the ActivePassive International Equity Fund’s net assets as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,596,054	$—	$—	$9,596,054
Closed-End Funds	68,762	—	—	68,762
Open-End Funds	11,790,628	—	—	11,790,628
Preferred Equity Securities	165,277	—	—	165,277
Short-Term Investments	513,902	—	—	513,902
Total Investments in Securities	$22,134,623	$—	$—	$22,134,623

The following is a summary of the inputs used to value the ActivePassive Global Bond Fund’s net assets as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$5,204,448	$—	$—	$5,204,448
Open-End Funds	7,187,747	—	—	7,187,747
Short-Term Investments	81,521	—	—	81,521
Total Investments in Securities	$12,473,716	$—	$—	$12,473,716

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

The following is a summary of the inputs used to value the ActivePassive Intermediate Taxable Bond Fund’s net assets as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$831,656	$—	$831,656
Corporate Bond Securities	—	3,309,132	—	3,309,132
Exchange-Traded Funds	13,231,917	—	—	13,231,917
Foreign Government
Agency Issues	—	43,839	—	43,839
U.S. Government Agency Issues	—	1,780,095	—	1,780,095
U.S. Treasury Obligations	—	3,885,567	—	3,885,567
Short-Term Investments	370,707	—	—	370,707
Total Investments in Securities	$13,602,624	$9,850,289	$—	$23,452,913

The following is a summary of the inputs used to value the ActivePassive Intermediate Municipal Bond Fund’s net assets as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Municipal Bond Securities	$—	$7,400,673	$—	$7,400,673
Exchange-Traded Funds	5,581,548	—	—	5,581,548
Short-Term Investments	575,706	—	—	575,706
Total Investments in Securities	$6,157,254	$7,400,673	$—	$13,557,927

For further information regarding security characteristics, see the Schedule of Investments.

New Accounting Pronouncement – In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about (a) transfers into and out of levels 1 and 2, and (b) purchases, sales, issuances, and settlements on a gross basis relating to level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into and out of levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure will have on the Funds’ financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended October 31, 2010, FundQuest Incorporated (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

As compensation for its services, the Advisor is entitled to a monthly management fee based upon the average daily net assets of the Funds at the annual rates of:

Small/Mid Cap Fund and International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund,
and Global Bond Fund	0.75%
Intermediate Taxable Bond Fund, and
Intermediate Municipal Bond Fund	0.60%

For the fiscal year ended October 31, 2010, the advisory fees incurred by each of the Funds were as follows: $143,913 for the Large Cap Growth Fund, $120,991 for the Large Cap Value Fund, $102,028 for the Small/Mid Cap Fund, $138,075 for the International Equity Fund, $69,232 for the Global Bond Fund, $108,452 for the Intermediate Taxable Bond Fund and $87,871 for the Intermediate Municipal Bond Fund.

Each of the Funds is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest, and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets:

Small/Mid Cap Fund	1.50%
Large Cap Growth Fund and International Equity Fund	1.30%
Large Cap Value Fund and Global Bond Fund	1.20%
Intermediate Taxable Bond Fund and
Intermediate Municipal Bond Fund	1.00%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the fiscal year ended October 31, 2010, the Advisor reduced its fees in the amount of $107,918 for the Large Cap Growth Fund, $120,475 for the Large Cap Value Fund, $103,798 for the Small/Mid Cap Fund, $202,349 for the International Equity Fund,  $123,246 for the Global Bond Fund, $138,945 for the Intermediate Taxable Bond Fund and $123,306 for the Intermediate Municipal Bond Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

	2011	2012	2013	Total
Large Cap Growth Fund	$112,682	$137,997	$107,918	$358,597
Large Cap Value Fund	$103,554	$130,777	$120,475	$354,806
Small/Mid Cap Fund	$100,199	$128,043	$103,798	$332,040
International Equity Fund	$120,939	$216,048	$202,349	$539,336
Global Bond Fund	$117,720	$139,567	$123,246	$380,533
Intermediate Taxable
Bond Fund	$100,838	$141,821	$138,945	$381,604
Intermediate Municipal
Bond Fund	$93,824	$129,312	$123,306	$346,442

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the fiscal year ended October 31, 2010, the administration fees incurred by each of the Funds were:  $26,594 for the Large Cap Growth Fund, $24,936 for the Large Cap Value Fund, $26,604 for the Small/Mid Cap Fund, $26,604 for the International Equity Fund, $24,951 for the Global Bond Fund, $26,629 for the Intermediate Taxable Bond Fund and $26,682 for the Intermediate Municipal Bond Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the fiscal year ended October 31, 2010, the fund accounting fees incurred by each of the Funds were: $28,666 for the Large Cap Growth Fund, $23,687 for the Large Cap Value Fund, $30,427 for the Small/Mid Cap Fund, $38,628 for the International Equity Fund, $22,415 for the Global Bond Fund, $40,164 for the Intermediate Taxable Bond Fund and $35,419 for the Intermediate Municipal Bond Fund and the transfer agent fees incurred by each of the Funds were: $25,934 for the Large Cap Growth Fund, $26,060 for the Large Cap Value Fund, $25,379 for the Small/Mid Cap Fund, $25,983 for the International Equity Fund, $19,547 for the Global Bond Fund, $20,396 for the Intermediate Taxable Bond Fund and $10,013 for the Intermediate Municipal Bond Fund.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the fiscal year ended October 31, 2010, the custody fees incurred by each of the Funds were: $6,391 for the Large Cap Growth Fund, $6,839 for the Large Cap Value Fund, $8,172 for the Small/Mid Cap Fund, $84,002 for the International Equity Fund, $13,156 for the Global Bond Fund, $5,723 for the Intermediate Taxable Bond Fund and $4,048 for the Intermediate Municipal Bond Fund.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the fiscal year ended October 31, 2010, the Chief Compliance Officer fees and expenses incurred by each of the Funds were: $8,317 for the Large Cap Growth Fund, $5,996 for the Large Cap Value Fund, $8,317 for the Small/Mid Cap Fund, $8,321 for the International Equity Fund, $5,846 for the Global Bond Fund, $8,317 for the Intermediate Taxable Bond Fund and $8,446 for the Intermediate Municipal Bond Fund.

NOTE 5 – DISTRIBUTION PLAN

The Funds have adopted a plan pursuant to Rule 12b-1 (the “Plan”) that allows the Funds to pay distribution and service fees for the sale, distribution and servicing of their shares.  The Plan provides for the payment of a distribution and service fees at the annual rate of up to 0.25% of average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the fiscal year ended October 31, 2010, the distribution and service fees incurred by the Funds were: $47,523 for the Large Cap Growth Fund, $39,755 for the Large Cap Value Fund, $28,699 for the Small/Mid Cap Fund, $36,234 for the International Equity Fund, $21,392 for the Global Bond Fund, $41,374 for the Intermediate Taxable Bond Fund and $29,107 for the Intermediate Municipal Bond Fund.

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Funds have entered into a Shareholder Servicing Plan (the “Servicing Plan”) under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds will pay the Advisor a monthly fee at an annual rate of 0.10% of each Fund’s average daily net assets.  The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Advisor receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.  For the fiscal year ended October 31, 2010, the distribution and service fees incurred by the Funds were: $12,564 for the Large Cap Growth Fund, $10,369 for the Large Cap Value Fund, $8,194 for the Small/Mid Cap Fund,

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

$9,591 for the International Equity Fund, $5,854 for the Global Bond Fund, $11,436 for the Intermediate Taxable Bond Fund and $7,589 for the Intermediate Municipal Bond Fund.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2010, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Large Cap Growth Fund	$17,960,231	$3,585,556
Large Cap Value Fund	13,767,522	1,415,559
Small/Mid Cap Fund	19,255,136	8,853,969
International Equity Fund	9,562,535	2,592,879
Global Bond Fund	6,194,955	152,600
Intermediate Taxable Bond Fund	19,944,731	8,511,288
Intermediate Municipal Bond Fund	5,726,431	5,965,424

Purchases and sales of long-term U.S. Government securities for the Intermediate Taxable Bond Fund were $9,962,466 and $7,432,091, respectively.

NOTE 8 – FEDERAL TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and non-deductible organizational expenditures.

The tax character for the distributions paid during the fiscal years ended October 31, 2010 and October 31, 2009 for the Funds were as follows:

	Year Ended	Year Ended
	October 31, 2010	October 31, 2009
Large Cap Growth Fund
Ordinary income	$9,462	$—

	Year Ended	Year Ended
	October 31, 2010	October 31, 2009
Large Cap Value Fund
Ordinary income	$104,542	$37,998

	Year Ended	Year Ended
	October 31, 2010	October 31, 2009
International Equity Fund
Ordinary income	$164,062	$117,032

	Year Ended	Year Ended
	October 31, 2010	October 31, 2009
Global Bond Fund
Ordinary income	$152,983	$128,241

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

	Year Ended	Year Ended
	October 31, 2010	October 31, 2009
Intermediate Taxable Bond Fund
Ordinary income	$366,484	$229,786

	Year Ended	Year Ended
	October 31, 2010	October 31, 2009
Intermediate Municipal Bond Fund
Exempt interest dividend	$378,307	$272,854
Ordinary income	6,041	3,071

As of October 31, 2010, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Large Cap	Large Cap		International
	Growth	Value	Small/Mid	Equity
	Fund	Fund	Cap Fund	Fund
Cost of investments	$22,124,362	$19,519,083	$17,440,784	$17,738,527
Gross tax unrealized
appreciation on
investments	$4,113,066	$2,036,050	$4,180,702	$4,640,483
Gross tax unrealized
depreciation on
investments	(360,900)	(614,740)	(241,699)	(244,387)
Net tax unrealized
appreciation	3,752,166	1,421,310	3,939,003	4,396,096
Undistributed
ordinary income	—	143,218	—	—
Undistributed tax
exempt income	—	—	—	—
Undistributed
long-term capital gain	—	—	—	—
Total distributable
earnings	—	143,218	—	—
Other accumulated
gains/(losses)	(470,379)	(136,458)	(1,529,580)	(3,802,367)
Total accumulated
earnings/(losses)	$3,281,787	$1,428,070	$2,409,423	$593,729

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

		Intermediate	Intermediate
	Global	Taxable	Municipal
	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$11,534,601	$22,425,628	$12,852,007
Gross tax unrealized appreciation
on investments	$939,602	$1,028,519	$705,920
Gross tax unrealized depreciation
on investments	(487)	(1,234)	—
Net tax unrealized appreciation	939,115	1,027,285	705,920
Undistributed ordinary income	—	115,113	23,424
Undistributed tax exempt income	—	—	—
Undistributed long-term capital gain	—	40,736	105,109
Total distributable earnings	—	155,849	128,533
Other accumulated gains/(losses)	(43,721)	—	—
Total accumulated earnings/(losses)	$895,394	$1,183,134	$834,453

At October 31, 2010, the Funds had capital loss carryforwards which expire as follows:

Large Cap Growth Fund	$54,521	10/31/16
	170,876	10/31/17
	244,982	10/31/18
Large Cap Value Fund	30,526	10/31/16
	105,932	10/31/17
Small/Mid Cap Fund	1,529,580	10/31/17
International Equity Fund	247,922	10/31/16
	3,406,428	10/31/17
	150,047	10/31/18
Global Bond Fund	43,721	10/31/17

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2010

NOTE 9 – SIGNIFICANT OWNERSHIP CONCENTRATION

At October 31, 2010, the ActivePassive Large Cap Growth Fund invested 52.24% of its total net assets in the Vanguard Growth ETF.  The Vanguard Growth ETF seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.  The Vanguard Growth ETF attempts to replicate the MSCI US Prime Market Growth Index by investing all of its assets in the stocks that make up the Index.

At October 31, 2010, the ActivePassive Large Cap Value Fund invested 55.34% of its total net assets in the Vanguard Value ETF.  The Vanguard Value ETF seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks.  The Vanguard Value ETF attempts to replicate the MSCI US Prime Market Value Index by investing all of its assets in the stocks that make up the Index.

At October 31, 2010, the ActivePassive International Equity Fund invested 53.08% of its total net assets in the Fidelity Spartan International Index Fund.  The Fidelity Spartan International Index Fund seeks to provide investment results that correspond to the total return of foreign stock markets.  The Fidelity Spartan International Index Fund will normally invest at least 80% of assets in common stocks included in the MSCI EAFE (Europe, Australia, Far East) Index, which represents the performance of foreign stock markets.

At October 31, 2010, the ActivePassive Global Bond Fund invested 43.14% of its total net assets in the Loomis Sayles Global Bond Fund.  The Loomis Sayles Global Bond Fund’s objective is high total investment return through a combination of high current income and capital appreciation.  The Loomis Sayles Global Bond Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

At October 31, 2010, the ActivePassive Intermediate Taxable Bond Fund invested 56.09% of its total net assets in the Vanguard Total Bond Market ETF.  The Vanguard Total Bond Market ETF seeks to track the performance of a broad, market-weighted bond index.  The Vanguard Total Bond Market ETF will normally invest at least 80% of the Fund’s assets in bonds held in the Barclays Capital U.S. Aggregate Float Adjust Index.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and
Shareholders of The Active Passive Funds

We have audited the accompanying statements of assets and liabilities of ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund, ActivePassive International Equity Fund, Active Passive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, and ActivePassive Intermediate Municipal Bond Fund, each a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of October 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 31, 2007 (commencement of operations) to October 31, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund, ActivePassive International Equity Fund, Active Passive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, and ActivePassive Intermediate Municipal Bond Fund as of October 31, 2010, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 29, 2010

ActivePassive Funds
NOTICE TO SHAREHOLDERS
October 31, 2010

How to Obtain a Copy of the Funds’ Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-273-8635, or on the SEC’s website at http://www.sec.gov.  The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Funds’ Form N-Q is also available by calling 1-877-273-8635.

Federal Tax Distribution Information (Unaudited)

For the fiscal year ended October 31, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	100%
Small/Mid Cap Fund	0%
International Equity Fund	96.76%
Global Bond Fund	100%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

ActivePassive Funds
NOTICE TO SHAREHOLDERS (Continued)
October 31, 2010

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2010 was as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	100%
Small/Mid Cap Fund	0%
International Equity Fund	100%
Global Bond Fund	100%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

The Large Cap Value Fund, International Equity Fund, Global Bond Fund, Intermediate Taxable Bond Fund and Intermediate Municipal Bond Fund hereby designate 0.72%, 0.88%, 0.08%, 46.87% and 100.00%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	0%
Small/Mid Cap Fund	0%
International Equity Fund	0%
Global Bond Fund	0%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	100.0%

ActivePassive Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS
(Unaudited)

Independent Trustees(1)

		Term of		Number of
		Office		Portfolios
	Position	and	Principal	in Fund	Other
	Held	Length	Occupation	Complex	Directorships
Name, Address	with the	of Time	During Past	Overseen by	Held During
and Age	Trust	Served	Five Years	Trustee(2)	Past Five Years
Donald E. O’Connor	Trustee	Indefinite	Retired; former	7	Trustee, The
(age 74)		term	Financial Consultant		Forward Funds
615 E. Michigan Street		since	and former Executive		(33 portfolios).
Milwaukee, WI 53202		February	Vice President and
		1997.	Chief Operating
Officer of ICI Mutual
Insurance Company
(until January 1997).

George J. Rebhan	Trustee	Indefinite	Retired; formerly	7	Independent
(age 76)		term	President, Hotchkis		Trustee from
615 E. Michigan Street		since	and Wiley Funds		1999 to 2009,
Milwaukee, WI 53202		May 2002.	(mutual funds)		E*TRADE
			(1985 to 1993).		Funds.

George T. Wofford	Trustee	Indefinite	Retired; formerly	7	None.
(age 71)		term	Senior Vice
615 E. Michigan Street		since	President, Federal
Milwaukee, WI 53202		February	Home Loan Bank
		1997.	of San Francisco.
Interested Trustee
		Term of		Number of
		Office		Portfolios
	Position	and	Principal	in Fund
	Held	Length	Occupation	Complex	Other
Name, Address	with the	of Time	During Past	Overseen by	Directorships
and Age	Trust	Served	Five Years	Trustee(2)	Held
Joe D. Redwine(3)	Interested	Indefinite	President, CEO,	7	None.
(age 63)	Trustee	term	U.S. Bancorp Fund
615 E. Michigan Street		since	Services, LLC
Milwaukee, WI 53202		September	(May 1991 to present).
2008.

ActivePassive Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS (Continued)
(Unaudited)

Officers

	Position	Term of Office
Name, Address	Held with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp
(age 63)	Chief Executive	since September	Fund Services, LLC (May 1991
615 E. Michigan Street	Officer	2007.	to present).
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Vice President, Compliance and
(age 43)	Principal	since June 2003.	Administration, U.S. Bancorp
615 E. Michigan Street	Executive Officer		Fund Services, LLC (March 1997
Milwaukee, WI 53202			to present).

Cheryl L. King	Treasurer and	Indefinite term	Assistant Vice President,
(age 49)	Principal Financial	since December	Compliance and Administration,
615 E. Michigan Street	Officer	2007.	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202			(October 1998 to present).

Michael L. Ceccato	Vice President,	Indefinite term	Vice President, U.S. Bancorp
(age 53)	Chief Compliance	since September	Fund Services, LLC (February
615 E. Michigan Street	Officer and	2009.	2008 to present); General
Milwaukee, WI 53202	AML Officer		Counsel/Controller, Steinhafels,
Inc. (September 1995 to February
2008).

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Vice President and Counsel,
(age 45)		since June 2007.	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street			(May 2006 to present); Senior
Milwaukee, WI 53202			Counsel, Wells Fargo Funds
Management, LLC (May 2005 to
May 2006); Senior Counsel,
Strong Financial Corporation
(January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-877-273-8635.

ActivePassive Funds

Householding (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-273-8635 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
FundQuest, Incorporated
One Winthrop Square
Boston, MA  02110

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street, First Floor
New York, NY  10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Sallie P. Diederich is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2010	FYE 10/31/2009
Audit Fees	$92,400	$108,500
Audit-Related Fees	N/A	N/A
Tax Fees	$19,600	$18,900
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2010	FYE 10/31/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2010	FYE 10/31/2009
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*        /s/Douglas G. Hess
Douglas G. Hess, President

Date     January 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Douglas G. Hess
Douglas G. Hess, President

Date     January 4, 2011

By (Signature and Title)*        /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     January 4, 2011

* Print the name and title of each signing officer under his or her signature.